Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Sales		$ 1,065,053		$ 1,201,665	[1]
Cost of sales		499,573		542,740	[1]
Depletion		231,952		254,793	[1]
Impairment (impairment reversal) of mineral stream interests		(8,611)		(156,717)	[1]
Net earnings		669,126		754,885	[1]
Cash Flow From Operations		743,424		845,145
Total Assets		6,759,906		6,296,151
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(35,831)		(35,119)
Cash Flow From Operations		(35,332)		(31,931)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(5,586)		(5,817)
Cash Flow From Operations		(4,135)		(4,271)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings		7,449		5,776
Cash Flow From Operations		6,143		609
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(509)		269
Cash Flow From Operations		(171)		(279)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(60,833)		(60,757)
Cash Flow From Operations		(57,374)		(59,121)
Total Assets		1,052,887		390,354
Share based compensation material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(20,060)		(19,265)
Cash Flow From Operations		(18,161)		(16,926)
Donations and community investments material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(6,296)		(6,601)
Cash Flow From Operations		(5,718)		(6,323)
Gold interests [member]
Disclosure of operating segments [line items]
Sales		529,698		561,920
Cost of sales		138,468		143,272
Depletion		102,679		112,872
Impairment Charge (Reversal / Gain on Disposal)		1,719	[2]	0	[3]
Net earnings		286,832		305,776
Cash Flow From Operations		391,466		419,065
Total Assets		3,628,121		3,600,197
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales		296,145	[4]	343,398	[5]
Cost of sales		68,211	[4]	78,746	[5]
Depletion		54,677	[4]	71,405	[5]
Impairment Charge (Reversal / Gain on Disposal)	[3],[5]			0
Net earnings		173,257	[4]	193,247	[5]
Cash Flow From Operations		227,933	[4]	264,652	[5]
Total Assets		2,383,262	[4]	2,437,939	[5]
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	[7]	39,211	[6]	24,475	[5]
Cost of sales	[7]	8,706	[6]	5,407	[5]
Depletion	[7]	23,753	[6]	13,847	[5]
Impairment Charge (Reversal / Gain on Disposal)	[3],[5],[7]			0
Net earnings	[7]	6,752	[6]	5,221	[5]
Cash Flow From Operations	[7]	30,789	[6]	19,068	[5]
Total Assets	[7]	283,416	[6]	307,169	[5]
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		54,868		32,974	[5]
Cost of sales		12,520		7,536	[5]
Depletion		8,206		5,780	[5]
Impairment Charge (Reversal / Gain on Disposal)	[3],[5]			0
Net earnings		34,142		19,658	[5]
Cash Flow From Operations		42,348		25,438	[5]
Total Assets		95,583		103,789	[5]
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales		47,653	[8]	54,296	[5],[9]
Cost of sales		19,995	[8]	18,268	[5],[9]
Depletion		1,252	[8]	1,836	[5],[9]
Impairment Charge (Reversal / Gain on Disposal)		1,719	[2],[8]	0	[3],[5],[9]
Net earnings		24,687	[8]	34,192	[5],[9]
Cash Flow From Operations		27,610	[8]	36,444	[5],[9]
Total Assets		494,143	[8]	364,792	[5],[9]
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales		75,238		86,290
Cost of sales		26,053		29,612
Depletion		10,858		15,479
Impairment Charge (Reversal / Gain on Disposal)	[3]			0
Net earnings		38,327		41,199
Cash Flow From Operations		49,186		56,679
Total Assets		155,865		166,723
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		16,583		20,487
Cost of sales		2,983		3,703
Depletion		3,933		4,525
Impairment Charge (Reversal / Gain on Disposal)	[3]			0
Net earnings		9,667		12,259
Cash Flow From Operations		13,600		16,784
Total Assets		215,852		219,785
Silver interests [member]
Disclosure of operating segments [line items]
Sales		471,003		573,429
Cost of sales		115,058		132,151
Depletion		112,605		126,122
Impairment Charge (Reversal / Gain on Disposal)		(166,198)	[2]	0	[3]
Net earnings		409,538		315,156
Cash Flow From Operations		354,411		444,064
Total Assets		1,485,085		1,701,149
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		44,798		36,775	[5]
Cost of sales		12,440		8,926	[5]
Depletion		12,937		11,160	[5]
Impairment Charge (Reversal / Gain on Disposal)	[3],[5]			0
Net earnings		19,421		16,689	[5]
Cash Flow From Operations		32,358		27,848	[5]
Total Assets		192,947		205,884	[5]
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales		174,635	[4]	201,688
Cost of sales		34,657	[4]	34,518
Depletion		28,344	[4]	28,554
Impairment Charge (Reversal / Gain on Disposal)	[3]			0
Net earnings		111,634	[4]	138,616
Cash Flow From Operations		139,978	[4]	167,169
Total Assets		293,674	[4]	322,018
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales		107,794	[4]	156,735	[5]
Cost of sales		21,622	[4]	31,395	[5]
Depletion		34,684	[4]	46,882	[5]
Impairment Charge (Reversal / Gain on Disposal)	[3],[5]			0
Net earnings		51,488	[4]	78,458	[5]
Cash Flow From Operations		85,824	[4]	125,688	[5]
Total Assets		545,368	[4]	580,052	[5]
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales		143,776	[4],[10]	178,231	[5],[11]
Cost of sales		46,339	[4],[10]	57,312	[5],[11]
Depletion		36,640	[4],[10]	39,526	[5],[11]
Impairment Charge (Reversal / Gain on Disposal)		(166,198)	[2],[4],[10]	0	[3],[5],[11]
Net earnings		226,995	[4],[10]	81,393	[5],[11]
Cash Flow From Operations		96,251	[4],[10]	123,359	[5],[11]
Total Assets		453,096	[4],[10]	593,195	[5],[11]
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales		1,065,053		1,201,665
Cost of sales		267,621		287,947
Depletion		231,952		254,793
Impairment Charge (Reversal / Gain on Disposal)		(164,479)	[2]	(156,717)	[3]
Net earnings		729,959		815,642
Cash Flow From Operations		800,798		904,266
Total Assets		5,707,019		5,905,797
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		32,160		45,834
Cost of sales		5,687		8,384
Depletion		6,018		8,559
Impairment Charge (Reversal / Gain on Disposal)	[3]			0
Net earnings		20,455		28,891
Cash Flow From Operations		26,472		37,450
Total Assets		226,812		232,830
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Sales		32,192		20,482	[5]
Cost of sales		8,408		4,140	[5]
Depletion		10,650		7,240	[5]
Impairment (impairment reversal) of mineral stream interests	[3],[5]			(156,717)
Net earnings		13,134		165,819	[5]
Cash Flow From Operations		28,449		3,687	[5]
Total Assets		357,573		$ 371,621	[5]
Platinum Interests [member] | Marathon [Member]
Disclosure of operating segments [line items]
Total Assets		$ 9,428

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.
[2]	See Notes 13 and 14 for more information.
[3]	See Note 14 for more information.
[4]	As it relates to mine operator concentration risk: a. The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2022 were 35% of the Company’s total revenue. b. The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore PMPAs during the year ended December 31, 2022 were 14% of the Company’s total revenue. c. The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2022 were 16% of the Company’s total revenue. Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations
[5]	As it relates to mine operator concentration risk: a. The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2021 were 32% of the Company’s total revenue. b. The counterparty obligations under the Antamina PMPA and the previously owned Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore PMPAs during the year ended December 31, 2021 were 18% of the Company’s total revenue. c. The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2021 were 17% of the Company’s total revenue. Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.
[6]	As more fully explained on the following page, assuming the Salobo III expansion project results in throughput being expanded beyond 35 Mtpa by January 1, 2024, the Company would expect to pay an expansion payment of $552 million.
[7]	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
[8]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating Copper World Complex (formerly referred to as Rosemont in these financial statements), Santo Domingo, Fenix, Blackwater, Marathon, Curipamba and Goose gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced.
[9]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating Copper World Complex gold interest (formerly referred to as Rosemont in these financial statements). On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced.
[10]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Minto, Cozamin, Marmato and 777 silver interests, the non-operating Loma de La Plata, Stratoni, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), Blackwater and Curipamba silver interests and the previously owned Keno Hill and Yauliyacu silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. The Stratoni mine was placed into care and maintenance during Q4-2021. On September 7, 2022, the Keno Hill stream was terminated in exchange for $141 million of Hecla common stock (see Note 13). On December 14, 2022 the Company terminated the Yauliyacu PMPA in exchange for a cash payment of $132 million (see Note 13).
[11]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Stratoni, Aljustrel, Neves-Corvo, Minto, 777, Marmato and Cozamin silver interests, the non-operating Loma de La Plata, Copper World Complex (formerly referred to as Rosemont in these financial statements) and Pascua-Lama silver interests and the previously owned Keno Hill and Yauliyacu silver interests. The Stratoni mine was placed into care and maintenance during Q4-2021. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On September 7, 2022, the Keno Hill stream was terminated in exchange for $141 million of Hecla common stock (see Note 13). On December 14, 2022 the Company terminated the Yauliyacu PMPA in exchange for a cash payment of $132 million (see Note 13).